Shareholders' Equity (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended				6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Shareholders' Equity (Details) [Line Items]
Agreement, description				the Company entered into an agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program was in effect until the Company’s US$775 million Shelf Registration Statement, that expired in December 2022, was replaced with a new US$750 million the same month. Subsequent to the year end, a US$100 million prospectus supplement was filed and the program was renewed at that time.In 2021, the Company issued 2,242,112 shares, at an average selling price of $22.71 per share, for net proceeds of $49.9 million under the Company’s At-The-Market offering. In 2022, the Company issued 998,629 shares, at an average selling price of $22.82 per share, for net proceeds of $22.3 million under the Company’s At-The-Market offering.		In December 2022, the Company issued a total of 675,400 flow-through common shares at an average $22.24 per common share for aggregate gross proceeds of $15.0 million.
Shares issued (in Shares)					55,322	43,928	30,086
Share Premium		$ 0.1				$ 4.2	$ 2.2	$ 1.6
Exploration expenditures		0.2					$ 6.5	$ 4.7
Expiration of share options, description						The outstanding share options at December 31, 2022 expire at various dates between October 2023 and June 2024.
Common shares issued (in Shares)						689,634	1,720,951
Weighted average share price exercise options (in Dollars per share)						$ 18.74	$ 22.39
Restricted share units granted (in Shares)						310,266
Fair value grants						$ 0.2
Fair value grants amortized						$ 0.1
Remaining amortized amount		$ 2.2
Common shares exchanged (in Shares)					119,800
Restricted stock units (in Shares)						5,000
Exercised options (in Shares)						0.2
Basic and diluted net loss						$ 7.4	$ 0.9
Stock option (in Shares)						427,500
Restricted stock units outstanding (in Shares)						345,266
Stock options and Restricted share units [Member]
Shareholders' Equity (Details) [Line Items]
Stock options term						5 years
Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Restricted share units vested (in Shares)					128,800
RSU [Member]
Shareholders' Equity (Details) [Line Items]
Restricted share units granted (in Shares)							123,800
Restricted stock units, description							Of these, 28,000 RSUs were granted to Board members, 75,200 RSUs were granted to members of senior management, and the remaining 20,600 RSUs were granted to other employees of the Company.
Fair value grants						$ 5.1	$ 2.6
Fair value grants amortized						0.1
Remaining amortized amount						$ 5.0
Restricted share units granted (in Shares)			40,000				40,000
Board [Member] | RSU [Member]
Shareholders' Equity (Details) [Line Items]
Restricted stock units, description						Of these, 37,500 RSUs were granted to Board members, 232,266 RSUs were granted to members of senior management, and the remaining 40,500 RSUs were granted to other employees of the Company.
Fair value grants						$ 0.2
Fair value grants amortized							$ 0.4
Fair value amount							2.6
Directors [Member]
Shareholders' Equity (Details) [Line Items]
Fair value grants						$ 5.1
Board Members [Member]
Shareholders' Equity (Details) [Line Items]
Stock options granted (in Shares)						20,000
Fair value						$ 0.7
Board Members [Member] | RSU [Member]
Shareholders' Equity (Details) [Line Items]
Fair value grants						0.9
Restricted stock units granted (in Shares)	10,000
Equity financings [Member]
Shareholders' Equity (Details) [Line Items]
Value of common shares						100.0
Share effective amount						$ 750.0
Shares issued (in Shares)						313,666			350,000	345,000
Price per share (in Dollars per share)						$ 18.26			$ 28.06	$ 32.94
Net proceeds						$ 5.6
Share Premium						1.3	0.2		$ 1.5	$ 3.9
Gross proceeds									$ 9.8	$ 11.4
Exploration expenditures						$ 8.7	$ 1.1
Non-Brokered Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Agreement, description						During the year ended December 31, 2022, 540,834 options were exercised (2021 - 1,585,501) for proceeds of $3.9 million (2021 - $17.7 million) and 148,800 RSUs vested (2021 - 135,400).